Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8:	SUBSEQUENT EVENTS

1.	On July 2, 2026, the Company exercised warrants to purchase 228,571 shares of common stock of Quantum X Labs Inc. for aggregate consideration of $600 thousand, refer to Note 3.

2.	On September 4, 2026, the Company closed a registered direct offering and concurrent private placement with a single institutional investor for gross proceeds of $4,000 thousand (approximately $3,500 thousand, net of issuance costs). In the registered direct offering, the Company sold 232,500 ordinary shares and 30,000 pre-funded warrants at a purchase price of $12.00 per ordinary share and $11.99999 per pre-funded warrant. In the concurrent private placement, the Company also sold 70,833 PIPE pre-funded warrants and 333,333 ordinary warrants. The ordinary warrants have an exercise price of $12.00 per share. The pre-funded warrants are immediately exercisable (subject to registration for unregistered PIPE pre-funded warrants) and may be exercised at any time until exercised in full. As of the date of the issuance of these condensed consolidated financial statements, all pre-funded warrants, PIPE pre-funded warrants and ordinary warrants are outstanding.